RELATED PARTIES (Details Narrative) - USD ($)			6 Months Ended		12 Months Ended
	Jun. 01, 2023	Mar. 30, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Feb. 21, 2025	Dec. 03, 2024	Nov. 25, 2024	Mar. 31, 2024
Interest expense			$ 8,200,000	$ 8,417,000
Compensation			$ 88,000	$ 60,000
Compensation issued shares				668
Shares price per share						$ 1.72
Accrued compensation			$ 75,000,000						$ 200,000,000
Independent Director One [Member]
Compensation					$ 100,000
Compensation issued shares	167
Shares price per share	$ 300
Independent Director One [Member] | Stock Equivalent [Member]
Compensation					50,000
Independent Director One [Member] | Cash [Member]
Compensation					50,000
Independent Director Two [Member]
Compensation					100,000
Compensation issued shares	167
Shares price per share	$ 300
Independent Director Two [Member] | Stock Equivalent [Member]
Compensation					50,000
Independent Director Two [Member] | Cash [Member]
Compensation					50,000
Independent Director Three [Member]
Compensation					100,000
Compensation issued shares	167
Shares price per share	$ 300
Independent Director Three [Member] | Stock Equivalent [Member]
Compensation					50,000
Independent Director Three [Member] | Cash [Member]
Compensation					50,000
Independent Director Four [Member]
Compensation					100,000
Compensation issued shares	167
Shares price per share	$ 300
Independent Director Four [Member] | Stock Equivalent [Member]
Compensation					50,000
Independent Director Four [Member] | Cash [Member]
Compensation					$ 50,000
Four Independent Directors [Member] | Cash [Member] | Arrears on Semi-annual Basis [Member]
Compensation		$ 25,000
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member]
Outstanding debt							$ 1,540,000	$ 628,176
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member]
Percentage of ownership							2.00%	4.50%
FAW Finance Co., Ltd. [Member]
Maturity date, description			November 1, 2022 to November 1, 2025.
Interest rate			3.915%
Default principal rate			5.0895%
Interest expense			$ 4,497,000	$ 4,449,000
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. [Member]
Maturity date, description			August 1, 2024
Interest rate			4.90%
Interest expense			$ 92,905	$ 93,906
Other payable